INCOME TAXES (Schedule of Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current taxes	$ 5,905	$ 21,623	$ 16,758
Deferred tax benefit	(2,151)	(734)	(1,525)
Taxes in respect of previous years	(886)	(611)	(794)
Total income tax expense	$ 2,868	$ 20,278	$ 14,439